Cash flow information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Cash flow information

43.  Cash flow information

Net financial liabilities reconciliation:

	Debt
	securities		Lease		Derivative
	issued	Loans	liabilities	Total	Assets, net	Total
Balance at 1 January 2021	(7,362,554)	(12,124,982)	(2,098,886)	(21,586,422)	798,326	(20,788,096)
Cash inflows	(192,157)	(13,033,337)	—	(13,225,494)	1,403,609	(11,821,885)
Cash outflows	645,926	12,984,771	1,649,046	15,279,743	(1,718,061)	13,561,682
Acquisition through business combination	—	(151,892)	—	(151,892)	--	(151,892)
Other non-cash movements	(6,499,648)	(8,138,395)	(2,456,025)	(17,094,068)	1,575,871	(15,518,197)
Balance at 31 December 2021	(13,408,433)	(20,463,835)	(2,905,865)	(36,778,133)	2,059,745	(34,718,388)

	Debt
	securities		Lease		Derivative
	issued	Loans	liabilities	Total	Assets, net	Total
Balance at 1 January 2020	(5,965,790)	(12,806,882)	(1,533,055)	(20,305,727)	758,896	(19,546,831)
Cash inflows	(494,987)	(22,983,201)	—	(23,478,188)	2,085,585	(21,392,603)
Cash outflows	885,647	26,817,471	1,302,335	29,005,453	(866,650)	28,138,803
Other non-cash movements	(1,787,424)	(3,152,370)	(1,868,166)	(6,807,960)	(1,179,505)	(7,987,465)
Balance at 31 December 2020	(7,362,554)	(12,124,982)	(2,098,886)	(21,586,422)	798,326	(20,788,096)